Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2015
Fair Value Disclosures [Abstract]
Fair value of assets measured on recurring basis
The following table presents the balance of assets measured at fair value on a recurring basis at September 30, 2015 and September 30, 2014:

	Fair Value at September 30, 2015
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	$101,952	$—	$—	$101,952
Obligations of U.S. government	—	482,464	—	482,464
Obligations of states and political subdivisions	—	27,123	—	27,123
Obligations of foreign governments	—	—	—	—
Corporate debt securities	—	505,800	—	505,800
Agency pass through mortgage-backed securities	—	1,160,518	—	1,160,518
Other commercial MBS	—	102,706	—	102,706
Other debt securities	—	—	—	—
Total Available-for-sale securities	101,952	2,278,611	—	2,380,563
Interest rate contracts	—	11,879	—	11,879
Total Financial Assets	$101,952	$2,290,490	$—	$2,392,442

Financial Liabilities
Interest rate contracts	$—	$11,879	$—	$11,879
Commercial loan hedge	—	966	—	966
Long term borrowing hedge	—	14,555	—	14,555
Total Financial Liabilities	$—	$27,400	$—	$27,400

There were no transfers between, into and/or out of Levels 1, 2 or 3 during the year ended September 30, 2015.

	Fair Value at September 30, 2014
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	$101,387	$—	$—	$101,387
Obligations of U.S. government	—	731,943	—	731,943
Obligations of states and political subdivisions	—	23,681	—	23,681
Obligations of foreign governments	—	—	—	—
Corporate debt securities	—	509,007	—	509,007
Agency pass through mortgage-backed securities	—	1,584,508	—	1,584,508
Other commercial MBS	—	98,916	—	98,916
Other debt securities	—	—	—	—
Total Available-for-sale securities	101,387	2,948,055	—	3,049,442
Interest rate contracts	—	2,611	—	2,611
Total Financial Assets	$101,387	$2,950,666	$—	$3,052,053

Financial Liabilities
Interest rate contracts	$—	$2,611	$—	$2,611
Commercial loan hedge	—	—	—	—
Long term borrowing hedge	—	268	—	268
Total Financial Liabilities	$—	$2,879	$—	$2,879
There were no transfers between, into and/or out of Level 1, 2 or 3 during the year ended September 30, 2014.

Aggregated balance of assets measured at estimated fair value on a nonrecurring basis and total losses resulting from those fair value adjustments
The following table presents the aggregated balance of assets that were measured at estimated fair value on a nonrecurring basis for the year ended September 30, 2015 and September 30, 2014, and the total losses (gains) resulting from those fair value adjustments for the quarter and year ended September 30, 2015 and September 30, 2014. These estimated fair values are shown gross of estimated selling costs:

	As of September 30, 2015				Quarter Ended September 30, 2015	Year Ended September 30, 2015
	Level 1	Level 2	Level 3	Total	Total (Gains) Losses
	(In thousands)
Impaired loans (1)	$—	$—	$6,735	$6,735	$40	$4,241
Covered REO (2)	—	—	2,203	2,203	(7)	161
Real estate held for sale (2)	—	—	79,245	79,245	661	(7,910)
Balance at end of period	$—	$—	$88,183	$88,183	$694	$(3,508)
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(1)	The losses represent remeasurements of collateral-dependent loans.

(2)	The (gains) losses represent aggregate writedowns and charge-offs on real estate held for sale.

	As of September 30, 2014				Quarter Ended September 30, 2014	Year Ended September 30, 2014
	Level 1	Level 2	Level 3	Total	Total (Gains) Losses
	(In thousands)
Impaired loans (1)	$—	$—	10,156	$10,156	—	(1,311)
Covered REO (2)	—	—	10,520	10,520	113	616
Real estate held for sale (2)	—	—	51,624	51,624	1,878	18,660
Balance at end of period	$—	$—	$72,300	$72,300	$1,991	$17,965
 ___________________

(1)	The (gains) losses represent remeasurements of collateral-dependent loans.

(2)	The losses represent aggregate writedowns and charge-offs on real estate held for sale.